Expense Example - American Mutual Fund®	Oct. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	750
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	1,259
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	410
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,085
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,386
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,152
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	958
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530